Expense Example - SA T Rowe Price Asset Allocation Growth Portfolio	Class 1 1 Year	Class 1 3 Years	Class 1 5 Years	Class 1 10 Years	Class 3 1 Year	Class 3 3 Years	Class 3 5 Years	Class 3 10 Years
USD ($)	83	254	441	980	108	331	572	1,262